                       SUPPLEMENT DATED JANUARY 6, 2003

                                      TO
                      MONY VARIABLE ACCOUNT L PROSPECTUS
                               DATED MAY 1, 2002

                         MONY VARIABLE UNIVERSAL LIFE

                                      For
                   Variable Universal Life Insurance Policy

                                   Issued by
                        MONY America Variable Account L
                                      and
                    MONY Life Insurance Company of America

Effective January 6, 2003, this Supplement modifies certain information contained in the Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Cover Page - The following is added as an asterisk at the end of the first sentence:

   *SUBJECT TO STATE APPROVAL, FOR POLICIES ISSUED ON OR AFTER JANUARY 6, 2003, SEE APPENDIX C FOR MODIFIED INFORMATION. APPENDIX C ALSO CONTAINS ILLUSTRATIONS APPLICABLE TO POLICIES ISSUED ON OR AFTER JANUARY 6, 2003, IN STATES WHERE MODIFICATIONS ARE APPROVED.

Registration No. 333-72596                    Form No. 14544 SL (Supp 1/6/03)
                                              Form No. 14552 SA (Supp 1/6/03)

                                  APPENDIX C

SUBJECT TO STATE APPROVAL, THIS APPENDIX PROVIDES MODIFIED INFORMATION RELATING TO POLICIES ISSUED ON OR AFTER JANUARY 6, 2003.

THIS APPENDIX ALSO INCLUDES ILLUSTRATIONS APPLICABLE TO POLICIES ISSUED ON OR AFTER JANUARY 6, 2003, IN STATES WHERE MODIFICATIONS ARE APPROVED.

  1. The first sentence of the fifth paragraph in the Cover Page is revised as follows:

      If you choose the fixed option, we will invest your premium payments in the guaranteed interest account where your payments will grow at the rate of at least 4.0% annually.

  2. The second sentence of the definition of "Loan Account" in the "Definitions" section is revised as follows:

      We will credit interest to the Loan Account at a rate not less than 4.0%.

  3. The second sentence in the second bullet in the "Allocation of Premiums" subsection of the "Policy Summary" section is revised as follows:
      . Amounts in the General Account earn interest at not less than 4.0% per year.

  4. The fourth bullet in the "Allocation of Premiums" subsection of the "Policy Summary" section is revised as follows:

      . Amount you allocate to the Guaranteed Interest Account earn interest at an annual rate of at least 4.0%. We may declare higher rates of interest although we are not obligated to do so.

  5. The first two sentences of the third paragraph in "The Guaranteed Interest Account" section are revised as follows:

      We guarantee that we will credit the Fund Value in the Guaranteed Interest Account with a minimum interest rate of 0.0107% daily, compounded daily, for a minimum effective annual rate of 4.0%. In addition, we may, in our sole discretion, declare current interest in excess of the 4.0% annual rate.

  6. Item 1 in the fourth paragraph describing Death Benefit Option 1 of the "Cost of Insurance" subsection of the "Charges and Deductions" section is revised as follows:

       1. is the Death Benefit that would have been payable in the event of the death of the Insured on that Monthly Anniversary Day divided by 1.003274; and

  7. The second sentence (in parentheses) in the second paragraph in the "Applying for a Policy" subsection of "The Policy" section is revised as follows:

      (If you submit your initial premium with your application, we will place your premium in our General Account where it will earn interest at an effective annual rate of at least 4.0%.)

  8. The third to last sentence in the second paragraph of the "Loans" section is revised as follows:

      We pay interest monthly on amounts allocated to our Loan Account at an annual rate not less than 4.0%.

  9. The second sentence in the fourth paragraph of the "Loans" section is revised and a sentence added as follows:

      The maximum interest you must pay on the loan is as follows:

                 Policy Year  Interest Due (at an annual rate)
                 -----------  --------------------------------
                 1 through 20               5.00%
                 21 and later               4.25%

      We reserve the right to charge less than the amounts shown.

  10. The last sentence in the fourth item in the "Reinstatement" subsection of the "Termination" section is revised as follows:

      This is a maximum annual rate of 5.00% for Policy Years 1 through 20 and 4.25% for Policy Years 21 and later.

   ILLUSTRATIONS OF DEATH PROCEEDS, FUND VALUES AND CASH VALUES, AND PREMIUM
                                    OUTLAYS

          (Applicable to Policies Issued on or After January 6, 2003, in States Where Modifications Are Approved)

The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Fund Values and Cash Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest.

The Policies illustrated include the following:

                                               Benefit Specified
                Sex   Age      Risk Class      Option   Amount
                ---   ---      ----------      ------- ---------
               Male   45  Preferred Non-smoker    1    $200,000
               Male   45  Preferred Non-smoker    2    $200,000
               Female 45  Preferred Non-smoker    1    $200,000
               Female 45  Preferred Non-smoker    2    $200,000

The tables show how Death Proceeds, Fund Values and Cash Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. If the annual investment returns are not constant the death benefits, Fund Values and Cash Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

The amounts shown for Death Proceeds, Fund Values and Cash Values reflect the fact the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied against the Subaccounts of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Surrender Charges.

These charges include the charge against the Subaccounts for mortality and expense risks and the effect on each Subaccount's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is 0.35% annually for the first 20 years and 0.10% thereafter on a current basis and 0.35% annually on a guaranteed basis. The tables also reflect a deduction for a daily investment advisory fee and for other expenses of the Portfolio at a rate equivalent to an annual rate of 0.95% of the aggregate average daily net assets of the Portfolio. This hypothetical rate is representative of the average maximum investment advisory fee and other expenses of the Portfolios applicable to the Subaccounts of the Variable Account. Actual fees and other expenses vary by Portfolio.

The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of -0.95%, on 6% it would be 5.05%, and on 12% it would be 11.05%.

The tables assume the deduction of charges including administrative and sales charges. For each age, there are tables for death benefit Options 1 and 2 and each option is illustrated using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 12%.

The difference between the Fund Value and the Cash Value in the first 14 years is the Surrender Charge.

The Company will furnish, upon request, a comparable illustration based on the age, gender and risk classification of the proposed Insured, and the initial Specified Amount and Scheduled Premium Payments of their choice.

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY


                             Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value and cash value.

                             Guaranteed Death Proceeds               Guaranteed Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.95%) (Net 5.05%) (Net 11.05%) (Net -0.95%) (Net 5.05%) (Net 11.05%)
   1    2,650    2,783   200,000      200,000     200,000        1,815       1,943        2,070
   2    2,650    5,704   200,000      200,000     200,000        3,143       3,498        3,868
   3    2,650    8,772   200,000      200,000     200,000        4,389       5,060        5,792
   4    2,650   11,993   200,000      200,000     200,000        5,578       6,655        7,881
   5    2,650   15,375   200,000      200,000     200,000        6,688       8,261       10,131
   6    2,650   18,926   200,000      200,000     200,000        7,697       9,858       12,538
   7    2,650   22,655   200,000      200,000     200,000        8,608      11,445       15,121
   8    2,650   26,570   200,000      200,000     200,000        9,421      13,024       17,903
   9    2,650   30,681   200,000      200,000     200,000       10,094      14,551       20,864
  10    2,650   34,998   200,000      200,000     200,000       10,651      16,048       24,052
  11    2,650   39,530   200,000      200,000     200,000       11,414      17,850       27,847
  12    2,650   44,289   200,000      200,000     200,000       12,017      19,597       31,931
  13    2,650   49,286   200,000      200,000     200,000       12,463      21,289       36,346
  14    2,650   54,533   200,000      200,000     200,000       12,707      22,882       41,097
  15    2,650   60,042   200,000      200,000     200,000       12,751      24,374       46,236
  20    2,650   92,006   200,000      200,000     200,000        8,761      29,017       79,108
  25    2,650  132,801    LAPSED      200,000     200,000       LAPSED      24,707      132,973
  30    2,650  184,866    LAPSED       LAPSED     247,294       LAPSED      LAPSED      231,116

        Guaranteed Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.95%) (Net 5.05%) (Net 11.05%)
        0           0            0
    1,023       1,378        1,748
    2,269       2,940        3,672
    3,458       4,535        5,761
    4,568       6,141        8,011
    5,577       7,738       10,418
    6,488       9,325       13,001
    7,566      11,169       16,048
    8,504      12,961       19,274
    9,326      14,723       22,727
   10,354      16,790       26,787
   11,222      18,802       31,136
   11,933      20,759       35,816
   12,442      22,617       40,832
   12,751      24,374       46,236
    8,761      29,017       79,108
   LAPSED      24,707      132,973
   LAPSED      LAPSED      231,116

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.00% will be charged in arrears on new or outstanding loans during the first 20 policy years. In policy years 21 and later, interest will be charged at the annual rate of 4.25% in arrears. These loan interest rates are guaranteed in the policy.

Borrowed funds are credited at 4.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                            Prepared on 10/16/02
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $2,650.00 . GPT   Version 10.2002
Initial Modal Premium: $2,650.00 . Premium Mode: Annual . Riders: None   Form #
B2-98Rev/03

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.

                              Current Death Proceeds                  Current Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.95%) (Net 5.05%) (Net 11.05%) (Net -0.95%) (Net 5.05%) (Net 11.05%)
   1    2,650    2,783   200,000      200,000     200,000        1,815       1,943        2,070
   2    2,650    5,704   200,000      200,000     200,000        3,540       3,907        4,289
   3    2,650    8,772   200,000      200,000     200,000        5,175       5,895        6,676
   4    2,650   11,993   200,000      200,000     200,000        6,770       7,957        9,299
   5    2,650   15,375   200,000      200,000     200,000        8,348      10,120       12,207
   6    2,650   18,926   200,000      200,000     200,000        9,908      12,389       15,433
   7    2,650   22,655   200,000      200,000     200,000       11,452      14,770       19,010
   8    2,650   26,570   200,000      200,000     200,000       12,957      17,246       22,954
   9    2,650   30,681   200,000      200,000     200,000       14,423      19,821       27,308
  10    2,650   34,998   200,000      200,000     200,000       15,830      22,479       32,094
  11    2,650   39,530   200,000      200,000     200,000       17,523      25,584       37,735
  12    2,650   44,289   200,000      200,000     200,000       19,114      28,760       43,916
  13    2,650   49,286   200,000      200,000     200,000       20,582      31,993       50,685
  14    2,650   54,533   200,000      200,000     200,000       21,890      35,249       58,077
  15    2,650   60,042   200,000      200,000     200,000       22,999      38,496       66,142
  20    2,650   92,006   200,000      200,000     200,000       25,601      54,774      120,340
  25    2,650  132,801   200,000      200,000     249,134       23,221      72,403      214,770
  30    2,650  184,866   200,000      200,000     399,650       13,424      91,114      373,505

         Current Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.95%) (Net 5.05%) (Net 11.05%)
        0           0            0
    1,420       1,787        2,169
    3,055       3,775        4,556
    4,650       5,837        7,179
    6,228       8,000       10,087
    7,788      10,269       13,313
    9,332      12,650       16,890
   11,102      15,391       21,099
   12,833      18,231       25,718
   14,505      21,154       30,769
   16,463      24,524       36,675
   18,319      27,965       43,121
   20,052      31,463       50,155
   21,625      34,984       57,812
   22,999      38,496       66,142
   25,601      54,774      120,340
   23,221      72,403      214,770
   13,424      91,114      373,505

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.00% will be charged in arrears on new or outstanding loans during the first 20 policy years. In policy years 21 and later, interest will be charged at the annual rate of 4.00% in arrears. The loan interest rate in policy years 21 and later is guaranteed not to exceed 4.25%.

Borrowed funds are credited at 4.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                            Prepared on 10/16/02
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $2,650.00 . GPT  Version 10.2002
Initial Modal Premium: $2,650.00 . Premium Mode: Annual . Riders: None Form # B2-98Rev/03

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY


Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.

                             Guaranteed Death Proceeds               Guaranteed Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.95%) (Net 5.05%) (Net 11.05%) (Net -0.95%) (Net 5.05%) (Net 11.05%)
   1    2,650    2,783   201,813      201,940     202,067        1,813       1,940        2,067
   2    2,650    5,704   203,127      203,479     203,848        3,127       3,479        3,848
   3    2,650    8,772   204,353      205,018     205,744        4,353       5,018        5,744
   4    2,650   11,993   205,515      206,579     207,791        5,515       6,579        7,791
   5    2,650   15,375   206,591      208,140     209,981        6,591       8,140        9,981
   6    2,650   18,926   207,559      209,677     212,303        7,559       9,677       12,303
   7    2,650   22,655   208,418      211,187     214,771        8,418      11,187       14,771
   8    2,650   26,570   209,172      212,669     217,402        9,172      12,669       17,402
   9    2,650   30,681   209,773      214,074     220,162        9,773      14,074       20,162
  10    2,650   34,998   210,248      215,423     223,089       10,248      15,423       23,089
  11    2,650   39,530   210,915      217,041     226,545       10,915      17,041       26,545
  12    2,650   44,289   211,407      218,563     230,192       11,407      18,563       30,192
  13    2,650   49,286   211,726      219,986     234,051       11,726      19,986       34,051
  14    2,650   54,533   211,828      221,254     238,094       11,828      21,254       38,094
  15    2,650   60,042   211,714      222,361     242,341       11,714      22,361       42,341
  20    2,650   92,006   206,774      223,839     265,991        6,774      23,839       65,991
  25    2,650  132,801    LAPSED      213,555     292,250       LAPSED      13,555       92,250
  30    2,650  184,866    LAPSED       LAPSED     312,273       LAPSED      LAPSED      112,273

        Guaranteed Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.95%) (Net 5.05%) (Net 11.05%)
        0           0            0
    1,007       1,359        1,728
    2,233       2,898        3,624
    3,395       4,459        5,671
    4,471       6,020        7,861
    5,439       7,557       10,183
    6,298       9,067       12,651
    7,317      10,814       15,547
    8,183      12,484       18,572
    8,923      14,098       21,764
    9,855      15,981       25,485
   10,612      17,768       29,397
   11,196      19,456       33,521
   11,563      20,989       37,829
   11,714      22,361       42,341
    6,774      23,839       65,991
   LAPSED      13,555       92,250
   LAPSED      LAPSED      112,273

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.00% will be charged in arrears on new or outstanding loans during the first 20 policy years. In policy years 21 and later, interest will be charged at the annual rate of 4.25% in arrears. These loan interest rates are guaranteed in the policy.

Borrowed funds are credited at 4.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                            Prepared on 10/16/02
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $2,650.00 . GPT   Version 10.2002
Initial Modal Premium: $2,650.00 . Premium Mode: Annual . Riders: None   Form #
B2-98Rev/03

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY


Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.

                              Current Death Proceeds                  Current Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.95%) (Net 5.05%) (Net 11.05%) (Net -0.95%) (Net 5.05%) (Net 11.05%)
   1    2,650    2,783   201,813      201,940     202,067        1,813       1,940        2,067
   2    2,650    5,704   203,531      203,896     204,278        3,531       3,896        4,278
   3    2,650    8,772   205,155      205,871     206,649        5,155       5,871        6,649
   4    2,650   11,993   206,735      207,914     209,248        6,735       7,914        9,248
   5    2,650   15,375   208,294      210,053     212,124        8,294      10,053       12,124
   6    2,650   18,926   209,833      212,291     215,306        9,833      12,291       15,306
   7    2,650   22,655   211,352      214,635     218,828       11,352      14,635       18,828
   8    2,650   26,570   212,827      217,064     222,700       12,827      17,064       22,700
   9    2,650   30,681   214,260      219,582     226,960       14,260      19,582       26,960
  10    2,650   34,998   215,627      222,169     231,623       15,627      22,169       31,623
  11    2,650   39,530   217,269      225,182     237,101       17,269      25,182       37,101
  12    2,650   44,289   218,795      228,238     243,061       18,795      28,238       43,061
  13    2,650   49,286   220,182      231,314     249,530       20,182      31,314       49,530
  14    2,650   54,533   221,385      234,364     256,513       21,385      34,364       56,513
  15    2,650   60,042   222,359      237,335     264,013       22,359      37,335       64,013
  20    2,650   92,006   223,822      250,817     311,340       23,822      50,817      111,340
  25    2,650  132,801   219,568      261,745     384,345       19,568      61,745      184,345
  30    2,650  184,866   207,647      266,571     496,615        7,647      66,571      296,615

         Current Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.95%) (Net 5.05%) (Net 11.05%)
        0           0            0
    1,411       1,776        2,158
    3,035       3,751        4,529
    4,615       5,794        7,128
    6,174       7,933       10,004
    7,713      10,171       13,186
    9,232      12,515       16,708
   10,972      15,209       20,845
   12,670      17,992       25,370
   14,302      20,844       30,298
   16,209      24,122       36,041
   18,000      27,443       42,266
   19,652      30,784       49,000
   21,120      34,099       56,248
   22,359      37,335       64,013
   23,822      50,817      111,340
   19,568      61,745      184,345
    7,647      66,571      296,615

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.00% will be charged in arrears on new or outstanding loans during the first 20 policy years. In policy years 21 and later, interest will be charged at the annual rate of 4.00% in arrears. The loan interest rate in policy years 21 and later is guaranteed not to exceed 4.25%.

Borrowed funds are credited at 4.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                            Prepared on 10/16/02
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $2,650.00 . GPT   Version 10.2002
Initial Modal Premium: $2,650.00 . Premium Mode: Annual . Riders: None   Form #
B2-98Rev/03

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.

                             Guaranteed Death Proceeds               Guaranteed Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.95%) (Net 5.05%) (Net 11.05%) (Net -0.95%) (Net 5.05%) (Net 11.05%)
   1    2,050    2,153   200,000      200,000     200,000        1,338       1,434        1,530
   2    2,050    4,413   200,000      200,000     200,000        2,191       2,453        2,727
   3    2,050    6,786   200,000      200,000     200,000        3,012       3,499        4,031
   4    2,050    9,278   200,000      200,000     200,000        3,779       4,550        5,431
   5    2,050   11,894   200,000      200,000     200,000        4,469       5,583        6,911
   6    2,050   14,641   200,000      200,000     200,000        5,107       6,621        8,508
   7    2,050   17,526   200,000      200,000     200,000        5,670       7,642       10,211
   8    2,050   20,554   200,000      200,000     200,000        6,160       8,645       12,033
   9    2,050   23,735   200,000      200,000     200,000        6,554       9,607       13,965
  10    2,050   27,074   200,000      200,000     200,000        6,876      10,551       16,045
  11    2,050   30,580   200,000      200,000     200,000        7,453      11,812       18,642
  12    2,050   34,262   200,000      200,000     200,000        7,934      13,050       21,443
  13    2,050   38,127   200,000      200,000     200,000        8,322      14,263       24,475
  14    2,050   42,186   200,000      200,000     200,000        8,617      15,452       27,767
  15    2,050   46,448   200,000      200,000     200,000        8,819      16,616       31,353
  20    2,050   71,174   200,000      200,000     200,000        7,512      21,081       54,276
  25    2,050  102,733    Lapsed      200,000     200,000       Lapsed      20,565       89,931
  30    2,050  143,010    Lapsed      200,000     200,000       Lapsed       7,929      149,233

        Guaranteed Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.95%) (Net 5.05%) (Net 11.05%)
        0           0            0
      551         813        1,087
    1,372       1,859        2,391
    2,139       2,910        3,791
    2,829       3,943        5,271
    3,467       4,981        6,868
    4,030       6,002        8,571
    4,725       7,210       10,598
    5,324       8,377       12,735
    5,851       9,526       15,020
    6,633      10,992       17,822
    7,319      12,435       20,828
    7,912      13,853       24,065
    8,412      15,247       27,562
    8,819      16,616       31,353
    7,512      21,081       54,276
   Lapsed      20,565       89,931
   Lapsed       7,929      149,233

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.00% will be charged in arrears on new or outstanding loans during the first 20 policy years. In policy years 21 and later, interest will be charged at the annual rate of 4.25% in arrears. These loan interest rates are guaranteed in the policy.

Borrowed funds are credited at 4.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                          Prepared on 10/16/02
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $2,050.00 . GPT                                          Version 10.2002
Initial Modal Premium: $2,050.00 . Premium Mode: Annual . Riders: None
                                                              Form # B2-98Rev/03

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY


Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.

                              Current Death Proceeds                  Current Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.95%) (Net 5.05%) (Net 11.05%) (Net -0.95%) (Net 5.05%) (Net 11.05%)
   1    2,050    2,153   200,000      200,000     200,000        1,338       1,434        1,530
   2    2,050    4,413   200,000      200,000     200,000        2,612       2,888        3,175
   3    2,050    6,786   200,000      200,000     200,000        3,849       4,388        4,973
   4    2,050    9,278   200,000      200,000     200,000        5,071       5,960        6,966
   5    2,050   11,894   200,000      200,000     200,000        6,256       7,585        9,150
   6    2,050   14,641   200,000      200,000     200,000        7,427       9,288       11,570
   7    2,050   17,526   200,000      200,000     200,000        8,562      11,050       14,228
   8    2,050   20,554   200,000      200,000     200,000        9,661      12,875       17,151
   9    2,050   23,735   200,000      200,000     200,000       10,704      14,742       20,346
  10    2,050   27,074   200,000      200,000     200,000       11,689      16,656       23,843
  11    2,050   30,580   200,000      200,000     200,000       12,990      19,002       28,072
  12    2,050   34,262   200,000      200,000     200,000       14,232      21,420       32,721
  13    2,050   38,127   200,000      200,000     200,000       15,395      23,892       37,815
  14    2,050   42,186   200,000      200,000     200,000       16,373      26,317       43,309
  15    2,050   46,448   200,000      200,000     200,000       17,168      28,696       49,257
  20    2,050   71,174   200,000      200,000     200,000       19,713      41,230       89,428
  25    2,050  102,733   200,000      200,000     200,000       19,948      55,775      158,726
  30    2,050  143,010   200,000      200,000     297,176       15,674      71,311      277,735

         Current Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.95%) (Net 5.05%) (Net 11.05%)
        0           0            0
      972       1,248        1,535
    2,209       2,748        3,333
    3,431       4,320        5,326
    4,616       5,945        7,510
    5,787       7,648        9,930
    6,922       9,410       12,588
    8,226      11,440       15,716
    9,474      13,512       19,116
   10,664      15,631       22,818
   12,170      18,182       27,252
   13,617      20,805       32,106
   14,985      23,482       37,405
   16,168      26,112       43,104
   17,168      28,696       49,257
   19,713      41,230       89,428
   19,948      55,775      158,726
   15,674      71,311      277,735

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.00% will be charged in arrears on new or outstanding loans during the first 20 policy years. In policy years 21 and later, interest will be charged at the annual rate of 4.00% in arrears. The loan interest rate in policy years 21 and later is guaranteed not to exceed 4.25%.

Borrowed funds are credited at 4.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                          Prepared on 10/16/02
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $2,050.00 . GPT   Version 10.2002
Initial Modal Premium: $2,050.00 . Premium Mode: Annual . Riders: None   Form #
B2-98Rev/03

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.

                             Guaranteed Death Proceeds               Guaranteed Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.95%) (Net 5.05%) (Net 11.05%) (Net -0.95%) (Net 5.05%) (Net 11.05%)
   1    2,050    2,153   201,336      201,432     201,528        1,336       1,432        1,528
   2    2,050    4,413   202,180      202,441     202,714        2,180       2,441        2,714
   3    2,050    6,786   202,989      203,472     204,001        2,989       3,472        4,001
   4    2,050    9,278   203,740      204,503     205,375        3,740       4,503        5,375
   5    2,050   11,894   204,410      205,508     206,819        4,410       5,508        6,819
   6    2,050   14,641   205,024      206,512     208,366        5,024       6,512        8,366
   7    2,050   17,526   205,559      207,489     210,003        5,559       7,489       10,003
   8    2,050   20,554   206,015      208,438     211,739        6,015       8,438       11,739
   9    2,050   23,735   206,371      209,333     213,558        6,371       9,333       13,558
  10    2,050   27,074   206,651      210,197     215,496        6,651      10,197       15,496
  11    2,050   30,580   207,178      211,363     217,912        7,178      11,363       17,912
  12    2,050   34,262   207,604      212,486     220,484        7,604      12,486       20,484
  13    2,050   38,127   207,930      213,563     223,230        7,930      13,563       23,230
  14    2,050   42,186   208,156      214,592     226,167        8,156      14,592       26,167
  15    2,050   46,448   208,285      215,572     229,316        8,285      15,572       29,316
  20    2,050   71,174   206,516      218,560     247,956        6,516      18,560       47,956
  25    2,050  102,733    LAPSED      215,171     271,333       LAPSED      15,171       71,333
  30    2,050  143,010    LAPSED       LAPSED     296,419       LAPSED      LAPSED       96,419

        Guaranteed Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.95%) (Net 5.05%) (Net 11.05%)
        0           0            0
      540         801        1,074
    1,349       1,832        2,361
    2,100       2,863        3,735
    2,770       3,868        5,179
    3,384       4,872        6,726
    3,919       5,849        8,363
    4,580       7,003       10,304
    5,141       8,103       12,328
    5,626       9,172       14,471
    6,358      10,543       17,092
    6,989      11,871       19,869
    7,520      13,153       22,820
    7,951      14,387       25,962
    8,285      15,572       29,316
    6,516      18,560       47,956
   LAPSED      15,171       71,333
   LAPSED      LAPSED       96,419

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.00% will be charged in arrears on new or outstanding loans during the first 20 policy years. In policy years 21 and later, interest will be charged at the annual rate of 4.25% in arrears. These loan interest rates are guaranteed in the policy.

Borrowed funds are credited at 4.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Female Non-Smoker Preferred                          Prepared on 10/16/02
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $2,050.00 . GPT   Version 10.2002
Initial Modal Premium: $2,050.00 . Premium Mode: Annual . Riders: None
Form # B2-98Rev/03

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY


Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.

                              Current Death Proceeds                  Current Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.95%) (Net 5.05%) (Net 11.05%) (Net -0.95%) (Net 5.05%) (Net 11.05%)
   1    2,050    2,153   201,336      201,432     201,528        1,336       1,432        1,528
   2    2,050    4,413   202,607      202,882     203,169        2,607       2,882        3,169
   3    2,050    6,786   203,838      204,376     204,960        3,838       4,376        4,960
   4    2,050    9,278   205,054      205,939     206,941        5,054       5,939        6,941
   5    2,050   11,894   206,229      207,551     209,108        6,229       7,551        9,108
   6    2,050   14,641   207,390      209,239     211,507        7,390       9,239       11,507
   7    2,050   17,526   208,511      210,981     214,136        8,511      10,981       14,136
   8    2,050   20,554   209,594      212,780     217,020        9,594      12,780       17,020
   9    2,050   23,735   210,616      214,615     220,161       10,616      14,615       20,161
  10    2,050   27,074   211,577      216,486     223,586       11,577      16,486       23,586
  11    2,050   30,580   212,849      218,781     227,724       12,849      18,781       27,724
  12    2,050   34,262   214,056      221,133     232,252       14,056      21,133       32,252
  13    2,050   38,127   215,177      223,522     237,187       15,177      23,522       37,187
  14    2,050   42,186   216,093      225,827     242,447       16,093      25,827       42,447
  15    2,050   46,448   216,808      228,044     248,065       16,808      28,044       48,065
  20    2,050   71,174   218,772      239,145     284,695       18,772      39,145       84,695
  25    2,050  102,733   218,115      250,584     343,651       18,115      50,584      143,651
  30    2,050  143,010   212,610      259,569     436,376       12,610      59,569      236,376

         Current Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.95%) (Net 5.05%) (Net 11.05%)
        0           0            0
      967       1,242        1,529
    2,198       2,736        3,320
    3,414       4,299        5,301
    4,589       5,911        7,468
    5,750       7,599        9,867
    6,871       9,341       12,496
    8,159      11,345       15,585
    9,386      13,385       18,931
   10,552      15,461       22,561
   12,029      17,961       26,904
   13,441      20,518       31,637
   14,767      23,112       36,777
   15,888      25,622       42,242
   16,808      28,044       48,065
   18,772      39,145       84,695
   18,115      50,584      143,651
   12,610      59,569      236,376

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.00% will be charged in arrears on new or outstanding loans during the first 20 policy years. In policy years 21 and later, interest will be charged at the annual rate of 4.00% in arrears. The loan interest rate in policy years 21 and later is guaranteed not to exceed 4.25%.

Borrowed funds are credited at 4.00% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust/SM/, MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 45 Female Non-Smoker Preferred                          Prepared on 10/16/02
Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $2,050.00 . GPT  Version 10.2002
Initial Modal Premium: $2,050.00 . Premium Mode: Annual . Riders: None Form # B2-98Rev/03